Prepayments for Lease of Land (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Prepayments for Lease of Land [Abstract]
Amortization expenses	$ 22,226	$ 23,185	$ 21,670